Lease Transactions (Narrative) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Leases [Abstract]
Right-of-use assets of finance leases	¥ 18,497
Right-of-use assets of finance leases, in consolidated balance sheets line item	us-gaap:PropertyPlantAndEquipmentNet
Lease liabilities of finance leases	¥ 25,186
Lease liabilities of finance leases, in consolidated balance sheets line item	us-gaap:LongTermDebtAndCapitalLeaseObligationsIncludingCurrentMaturities
Right-of-use assets of operating leases	¥ 393,435
Right-of-use assets of operating leases, in consolidated balance sheets line item	us-gaap:OtherAssets
Lease liabilities of operating leases	¥ 482,813
Lease liabilities of operating leases, in consolidated balance sheets line item	us-gaap:OtherLiabilities